(19) REGULATORY CHARGES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Regulatory Charges Details
Fee for the use of water resources	R$ 1,256	R$ 1,385
Global reversal reserve - RGR	17,545	17,469
ANEEL inspection fee - TFSEE	2,061	2,044
Energy development account - CDE	262,213	309,117
Tariff flags and others	298,525	36,064
Total	R$ 581,600	R$ 366,078